SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  MAY 1999

		THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			     Approx Asset
Date	         Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

5-4     GER    6300     13.6359     15.63          Weeden & Co.
5-5	  " "    6300     13.6369     15.51              " "
5-6	  " "    6000     13.55       15.63              " "
5-7	  " "   30500     13.5869     15.69              " "
5-10	  " "    5700     13.6963     15.40              " "
5-11	  " "   30000     13.9767     15.49              " "
5-13	  " "   30700     13.8648     15.32              " "
5-17	  " "   16300     13.4283     15.03              " "
5-18	  " "    4800     13.3698     15.13              " "
5-19	  " "    5000     13.50       15.17              " "
5-20	  " "    6300     13.9385     15.28              " "
5-25	  " "    6700     13.2957     15.06              " "
5-26	  " "    2800     13.25       14.94              " "
5-27	  " "    2200     13.3835     14.64              " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement  6/9/99